Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	Issued shares Ordinary shares shares	Outstanding shares Ordinary shares shares	Ordinary shares CNY (¥)	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive Income/(loss) CNY (¥)	(Accumulated deficit)/ Retained earnings CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2022			¥ 129	¥ (46,734)	¥ 5,160,783	¥ 7,765	¥ 908,870	¥ 6,030,813
Balance (in Shares) at Dec. 31, 2022 | shares	199,299,342	178,577,768
Balance (in Shares) at Dec. 31, 2022 | shares				2,161,574
Share-based awards provided to employees			1		6,751			6,752
Share-based awards provided to employees (in Shares) | shares	869,556	869,556
Share-based awards provided to employees of consolidated group of CreditEase					3,698		(3,698)
Share-based awards provided to employees of consolidated group of CreditEase (in Shares) | shares	479,542	479,542
Repurchase of ordinary shares				¥ (48,117)				(48,117)
Repurchase of ordinary shares (in Shares) | shares		(5,219,898)		5,219,898
Foreign currency translation adjustments						(1,909)		(1,909)
Unrealized gains on other financial investments						17,813		17,813
Net income/(loss)							2,080,197	2,080,197
Balance at Dec. 31, 2023			130	¥ (94,851)	5,171,232	23,669	2,985,369	8,085,549
Balance (in Shares) at Dec. 31, 2023 | shares	200,648,440	174,706,968
Balance (in Shares) at Dec. 31, 2023 | shares				7,381,472
Share-based awards provided to employees			1		16,927			16,928
Share-based awards provided to employees (in Shares) | shares	1,443,550	1,443,550
Share-based awards provided to employees of consolidated group of CreditEase			1		10,298		(10,299)
Share-based awards provided to employees of consolidated group of CreditEase (in Shares) | shares	785,436	785,436
Dividends paid to shareholders							(122,333)	(122,333)
Repurchase of ordinary shares				¥ (75,612)				(75,612)
Repurchase of ordinary shares (in Shares) | shares		(4,330,180)		4,330,180
Foreign currency translation adjustments						22,142		22,142
Unrealized gains on other financial investments						33,457		33,457
Net income/(loss)							1,582,299	1,582,299
Balance at Dec. 31, 2024			132	¥ (170,463)	5,198,457	79,268	4,435,036	¥ 9,542,430
Balance (in Shares) at Dec. 31, 2024 | shares	202,877,426	172,605,774
Balance (in Shares) at Dec. 31, 2024 | shares				11,711,652				11,711,652	11,711,652
Share-based awards provided to employees			1		30,219			¥ 30,220
Share-based awards provided to employees (in Shares) | shares	1,528,388	1,528,388
Share-based awards provided to employees of consolidated group of CreditEase					10,874		(10,874)
Share-based awards provided to employees of consolidated group of CreditEase (in Shares) | shares	557,120	557,120
Dividends paid to shareholders							(273,135)	(273,135)
Repurchase of ordinary shares				¥ (223)				(223)
Repurchase of ordinary shares (in Shares) | shares		(10,456)		10,456
Foreign currency translation adjustments						(40,669)		(40,669)	$ (5,816)
Unrealized gains on other financial investments						(41,116)		(41,116)
Net income/(loss)							54,530	54,530	7,798
Balance at Dec. 31, 2025			¥ 133	¥ (170,686)	¥ 5,239,550	¥ (2,517)	¥ 4,205,557	¥ 9,272,037	$ 1,325,884
Balance (in Shares) at Dec. 31, 2025 | shares	204,962,934	174,680,826
Balance (in Shares) at Dec. 31, 2025 | shares				11,722,108				11,722,108	11,722,108